Exceptional items	12 Months Ended
Jun. 30, 2021
Exceptional items
Exceptional items
6	Exceptional items

	2021	2020	2019
	£’000	£’000	£’000
Compensation paid for loss of office	—	—	(19,599)
	—	—	(19,599)

Compensation paid for loss of office relates to amounts payable to a former men’s first team manager and certain members of the coaching staff.

6Exceptional items (continued)

(i)	Accounting policy

Exceptional items are disclosed separately in the financial statements where it is necessary to do so to provide further understanding of the financial performance of the Group. They are material items of income or expense that have been shown separately due to the significance of their nature or amount.